Material Events After the Reporting Period (Details)		6 Months Ended	12 Months Ended
	Aug. 04, 2022 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2021	Sep. 20, 2022 USD ($)	Aug. 04, 2022 ₪ / shares	Aug. 04, 2022 $ / shares	May 19, 2022	Sep. 30, 2021	Dec. 22, 2020	Aug. 16, 2018
Material Events After the Reporting Period (Details) [Line Items]
Price per share | ₪ / shares					₪ 3
Average percentage		19.27%
Financing activities (in Dollars)		$ 1,500,000
Repayment amount (in Dollars)	$ 1,100,000
Fixed interest at a rate		6.00%	6.00%				6.00%	6.00%	10.41%
Additional interest rate		2.00%	2.00%							2.25%
Guarantee payment interest rate		100.00%	100.00%
Subsequent Event [Member]
Material Events After the Reporting Period (Details) [Line Items]
Price per share | (per share)					₪ 3	$ 0.89
Average percentage					48.00%	48.00%
Premium percentage	71.00%
Repayment amount (in Dollars)	$ 1,100,000
Forecast [Member]
Material Events After the Reporting Period (Details) [Line Items]
Guaranty agreement amount (in Dollars)				$ 1,500,000
Merger Agreement [Member]
Material Events After the Reporting Period (Details) [Line Items]
Merger agreement description		The Merger Agreement included certain circumstances in which, if they occur, the Company will be required to pay Ondas a termination fee of US$ 800,000 (the “Termination Fee”), in addition to payment for expenses of up to US$ 1,000,000 (the “Termination Cap”), provided that the Company is not required to pay more than the Termination Cap in the aggregate, including the Termination Fee.	The Merger Agreement included certain circumstances in which, if they occur, the Company will be required to pay Ondas a termination fee of US$ 800,000 (the “Termination Fee”), in addition to payment for expenses of up to US$ 1,000,000 (the “Termination Cap”), provided that the Company is not required to pay more than the Termination Cap in the aggregate, including the Termination Fee.
Merger Agreement [Member] | Subsequent Event [Member]
Material Events After the Reporting Period (Details) [Line Items]
Merger agreement description	the Company entered into a Merger Agreement with Ondas and Talos for the purpose of defining the terms and conditions of the Merger. According to the Merger Agreement, each holder of an Ordinary Share of the Company, par value of NIS 0.01 each, immediately prior to the date of the Merger, would receive, in exchange for such share, 0.16806 shares of Ondas, par value of US$ 0.0001 each. This compensation was considered by the Company’s Audit Committee prior to approval